Shareholder Report, Holdings (Details) - North Shore Equity Rotation ETF	Sep. 30, 2025
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Health Care Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%